Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets book value	R$ 13,009,596	R$ 13,984,091
Assets fair value	13,110,876	14,084,625
Liabilities book value	23,349,153	20,715,722
Liabilities fair value	23,154,410	20,492,093
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of financial assets [line items]
Liabilities book value	385,792	753,584
Liabilities fair value	385,792	753,584
Financial liabilities at amortised cost, class [Member]
Disclosure of financial assets [line items]
Liabilities book value	22,963,361	19,962,138
Liabilities fair value	22,768,618	19,738,509
Financial liabilities at amortised cost, class [Member] | Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities book value	1,077,810	503,991
Liabilities fair value	1,077,810	503,991
Financial liabilities at amortised cost, class [Member] | ICMS Installment Payment
Disclosure of financial assets [line items]
Liabilities book value	11,963	41,286
Liabilities fair value	11,105	37,777
Financial liabilities at amortised cost, class [Member] | Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Liabilities book value	339,831	379,724
Liabilities fair value	297,583	322,711
Financial liabilities at amortised cost, class [Member] | PIS And Cofins To Be Refunded To Consumers [Member]
Disclosure of financial assets [line items]
Liabilities book value	0	731,726
Liabilities fair value	0	731,726
Financial liabilities at amortised cost, class [Member] | Accounts Payable To Suppliers [Member]
Disclosure of financial assets [line items]
Liabilities book value	2,466,803	2,285,573
Liabilities fair value	2,466,803	2,285,573
Financial liabilities at amortised cost, class [Member] | Loans And Financing [Member]
Disclosure of financial assets [line items]
Liabilities book value	5,154,871	5,387,977
Liabilities fair value	5,128,374	5,138,930
Financial liabilities at amortised cost, class [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Liabilities book value	12,773,954	9,738,006
Liabilities fair value	12,528,379	9,699,171
Financial liabilities at amortised cost, class [Member] | Accounts Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Liabilities book value	1,138,129	893,855
Liabilities fair value	1,258,564	1,018,630
Level 3 of fair value hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [Member] | Fair Value In The Purchase And Sale Of Power [Member]
Disclosure of financial assets [line items]
Liabilities book value	385,792	753,584
Liabilities fair value	385,792	753,584
Financial assets at fair value through profit or loss, category [Member]
Disclosure of financial assets [line items]
Assets book value	8,090,985	9,290,044
Assets fair value	8,090,985	9,290,044
Financial assets at fair value through profit or loss, category [Member] | Cash And Cash Equivalents Financial Asset [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	4,161,939	5,634,623
Assets fair value	4,161,939	5,634,623
Financial assets at fair value through profit or loss, category [Member] | Bonds And Securities [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	529,708	495,495
Assets fair value	529,708	495,495
Financial assets at fair value through profit or loss, category [Member] | Accounts Receivable Related To The Distribution Concession [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	2,610,731	1,954,679
Assets fair value	2,610,731	1,954,679
Financial assets at fair value through profit or loss, category [Member] | Accounts Receivable Related To The Generation Concession [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	75,425	71,835
Assets fair value	75,425	71,835
Financial assets at fair value through profit or loss, category [Member] | Fair Value In The Purchase And Sale Of Power In The Active Market [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	697,288	1,101,684
Assets fair value	697,288	1,101,684
Financial assets at fair value through profit or loss, category [Member] | Other Temporary Investments One [Member] | Level 1 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	10,036	17,864
Assets fair value	10,036	17,864
Financial assets at fair value through profit or loss, category [Member] | Other Temporary Investments Two [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	5,858	13,864
Assets fair value	5,858	13,864
Financial assets at amortised cost, category [Member]
Disclosure of financial assets [line items]
Assets book value	4,900,695	4,690,125
Assets fair value	5,001,975	4,790,659
Financial assets at amortised cost, category [Member] | Collaterals And Escrow Accounts [Member]
Disclosure of financial assets [line items]
Assets book value	9	9
Assets fair value	9	9
Financial assets at amortised cost, category [Member] | Trade Accounts Receivable Financial Assets [Member]
Disclosure of financial assets [line items]
Assets book value	4,078,882	3,866,429
Assets fair value	4,078,882	3,866,429
Financial assets at amortised cost, category [Member] | Sectorial Financial Assets [Member]
Disclosure of financial assets [line items]
Assets book value	0	30,946
Assets fair value	0	30,946
Financial assets at amortised cost, category [Member] | Accounts Receivable Related To The Concession Bonus From The Grant [Member]
Disclosure of financial assets [line items]
Assets book value	821,804	792,741
Assets fair value	923,084	893,275
Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets [line items]
Assets book value	17,916	3,922
Assets fair value	17,916	3,922
Fair Value Through Other Comprehensive Income [Member] | Other Temporary Investments One [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	14,709	0
Assets fair value	14,709	0
Fair Value Through Other Comprehensive Income [Member] | Certified Emission Reductions [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Assets book value	3,207	3,922
Assets fair value	R$ 3,207	R$ 3,922